Ford Credit Auto Owner Trust 2023-A
Monthly Investor Report

Collection Period	December 2025
Payment Date	1/15/2026
Transaction Month	34
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables			Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,732,167,317.56	48,752			57.8 months

	Dollar Amount	Note Interest Rate			Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$300,000,000.00	5.028%	%		April 15, 2024
Class A-2a Notes	$359,000,000.00	5.14%	%		March 15, 2026
Class A-2b Notes	$235,000,000.00	4.70385%	%	*	March 15, 2026
Class A-3 Notes	$510,000,000.00	4.65%	%		February 15, 2028
Class A-4 Notes	$96,000,000.00	4.56%	%		December 15, 2028
Class B Notes	$47,330,000.00	5.07%	%		January 15, 2029
Class C Notes	$31,610,000.00	5.51%	%		September 15, 2030
Total	$1,578,940,000.00
		* 30-day average SOFR + 0.72%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,046,445.14

Principal:
Principal Collections	$16,884,142.75
Prepayments in Full	$9,336,873.08
Liquidation Proceeds	$454,861.13
Recoveries	$32,089.76
Sub Total	$26,707,966.72
Collections	$28,754,411.86

Purchase Amounts:
Purchase Amounts Related to Principal	$240,135.01
Purchase Amounts Related to Interest	$1,077.91
Sub Total	$241,212.92

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$28,995,624.78

Ford Credit Auto Owner Trust 2023-A
Monthly Investor Report

Collection Period	December 2025
Payment Date	1/15/2026
Transaction Month	34
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$28,995,624.78
Servicing Fee	$364,949.18	$364,949.18	$0.00	$0.00	$28,630,675.60
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$28,630,675.60
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$28,630,675.60
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$28,630,675.60
Interest - Class A-3 Notes	$764,178.92	$764,178.92	$0.00	$0.00	$27,866,496.68
Interest - Class A-4 Notes	$364,800.00	$364,800.00	$0.00	$0.00	$27,501,696.68
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$27,501,696.68
Interest - Class B Notes	$199,969.25	$199,969.25	$0.00	$0.00	$27,301,727.43
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$27,301,727.43
Interest - Class C Notes	$145,142.58	$145,142.58	$0.00	$0.00	$27,156,584.85
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$27,156,584.85
Regular Principal Payment	$25,030,505.49	$25,030,505.49	$0.00	$0.00	$2,126,079.36
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,126,079.36
Residual Released to Depositor	$0.00	$2,126,079.36	$0.00	$0.00	$0.00
Total		$28,995,624.78

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$25,030,505.49
Total					$25,030,505.49

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$25,030,505.49	$49.08	$764,178.92	$1.50	$25,794,684.41	$50.58
Class A-4 Notes	$0.00	$0.00	$364,800.00	$3.80	$364,800.00	$3.80
Class B Notes	$0.00	$0.00	$199,969.25	$4.23	$199,969.25	$4.23
Class C Notes	$0.00	$0.00	$145,142.58	$4.59	$145,142.58	$4.59
Total	$25,030,505.49	$15.85	$1,474,090.75	$0.93	$26,504,596.24	$16.78

Ford Credit Auto Owner Trust 2023-A
Monthly Investor Report

Collection Period	December 2025
Payment Date	1/15/2026
Transaction Month	34

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$197,207,462.77	0.3866813	$172,176,957.28	0.3376019
Class A-4 Notes	$96,000,000.00	1.0000000	$96,000,000.00	1.0000000
Class B Notes	$47,330,000.00	1.0000000	$47,330,000.00	1.0000000
Class C Notes	$31,610,000.00	1.0000000	$31,610,000.00	1.0000000
Total	$372,147,462.77	0.2356945	$347,116,957.28	0.2198418

Pool Information
Weighted Average APR	5.458% %	5.500% %
Weighted Average Remaining Term	32.90	32.26
Number of Receivables Outstanding	22,034	21,081
Pool Balance	$437,939,011.90	$410,494,992.62
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$406,348,134.32	$380,905,968.54
Pool Factor	0.2528272	0.2369835

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,369.48
Yield Supplement Overcollateralization Amount	$29,589,024.08
Targeted Overcollateralization Amount	$63,378,035.34
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$63,378,035.34

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,369.48
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,369.48
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,369.48

Ford Credit Auto Owner Trust 2023-A
Monthly Investor Report

Collection Period	December 2025
Payment Date	1/15/2026
Transaction Month	34
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		90	$528,007.31
(Recoveries)		81	$32,089.76
Net Loss for Current Collection Period			$495,917.55
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			1.3589%	%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.6043%	%
Second Prior Collection Period			1.0074%	%
Prior Collection Period			0.3405%	%
Current Collection Period			1.4028%	%
Four Month Average (Current and Prior Three Collection Periods)			0.8388%	%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2,616	$15,515,775.70
(Cumulative Recoveries)			$2,546,706.51
Cumulative Net Loss for All Collection Periods			$12,969,069.19
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.7487%	%

Average Realized Loss for Receivables that have experienced a Realized Loss			$5,931.11
Average Net Loss for Receivables that have experienced a Realized Loss			$4,957.60

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	2.18% %	310	$8,937,312.51
61-90 Days Delinquent	0.30% %	44	$1,238,518.59
91-120 Days Delinquent	0.07% %	14	$273,340.00
Over 120 Days Delinquent	0.14% %	20	$581,136.47
Total Delinquent Receivables	2.69% %	388	$11,030,307.57

Repossession Inventory:
Repossessed in the Current Collection Period		20	$678,334.51
Total Repossessed Inventory		31	$1,014,347.10

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.3029%	%
Prior Collection Period			0.3812%	%
Current Collection Period			0.3700%	%
Three Month Average			0.3514%	%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.60%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.5099%	%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2023-A
Monthly Investor Report

Collection Period	December 2025
Payment Date	1/15/2026
Transaction Month	34

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	103	$2,984,860.57
2 Months Extended	143	$4,159,363.80
3+ Months Extended	36	$935,637.99

Total Receivables Extended	282	$8,079,862.36
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2025

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer